Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets at Fair Value
The following table set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

(in thousands)	December 31, 2025	December 31, 2024
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash and Cash Equivalents	$4,563	$5,617
Common stock - Eastman Chemical Company	216,548	265,688
Common stock - other	124,441	121,904
Mutual funds	178,543	169,871
Collective investment trusts	2,445,950	2,213,427
Self-directed brokerage account	189,523	178,806
Total	$3,159,568	$2,955,313